CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Cash and cash equivalents
- Cash on hand	2	1	1
- Cash at bank	4,751	8,778	1,207

Total	4,753	8,779	1,208

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Cash and cash equivalents
- Cash on hand	71	2	—
- Cash at bank	31,154	4,751	671
- Short-term deposits	470	—	—

Total Cash and cash equivalent	31,695	4,753	671

Schedule of cash and cash equivalents denominated in different currencies

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

CNY	3,673	1,781	245
US$	762	6,609	909
HK$	318	389	54

Total	4,753	8,779	1,208

	December 31,
	2022	2023	2023
	CNY	CNY	US$

CNY	24,709	3,673	518
US$	6,255	762	108
HK$	731	318	45

	31,695	4,753	671